ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 73.9%
	AEROSPACE & DEFENSE — 2.0%
50,000	Boeing Company (The)		2.2000	10/30/22	$ 50,593
1,086,000	Boeing Company (The)		1.1670	02/04/23	1,087,407
					1,138,000
	APPAREL & TEXTILE PRODUCTS — 4.1%
1,086,000	Ralph Lauren Corporation		1.7000	06/15/22	1,095,147
1,173,000	VF Corporation		2.0500	04/23/22	1,182,014
					2,277,161
	AUTOMOTIVE — 5.5%
1,000,000	American Honda Finance Corporation		2.6000	11/16/22	1,022,661
283,000	General Motors Financial Company, Inc.(a)	US0003M + 1.550%	1.6770	01/14/22	283,756
515,000	General Motors Financial Company, Inc.		3.4500	01/14/22	516,849
553,000	Toyota Motor Credit Corporation		0.4500	07/22/22	553,454
719,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.320%	0.3670	04/06/23	720,925
					3,097,645
	BANKING — 7.8%
655,000	Bank of America Corporation Series GMTN		3.3000	01/11/23	677,085
690,000	Capital One NA		2.1500	09/06/22	699,483
200,000	Citigroup, Inc.		2.9000	12/08/21	200,092
492,000	Citigroup, Inc.(a)	US0003M + 0.960%	1.0840	04/25/22	493,542
198,000	Citigroup, Inc.		2.7000	10/27/22	202,045
200,000	Fifth Third Bancorp		3.5000	03/15/22	201,839
979,000	Fifth Third Bank NA(a)	US0003M + 0.640%	0.7660	02/01/22	979,117
453,000	JPMorgan Chase & Company		3.2000	01/25/23	468,263
250,000	KeyBank NA(a)	US0003M + 0.660%	0.7860	02/01/22	250,420
250,000	US Bank NA(a)	US0003M + 0.180%	0.3090	01/21/22	250,061
					4,421,947
	BEVERAGES — 0.7%
369,000	Constellation Brands, Inc.		4.2500	05/01/23	388,156

	BIOTECH & PHARMA — 5.3%
218,000	AbbVie, Inc.		3.2500	10/01/22	221,841
264,000	AbbVie, Inc.		2.9000	11/06/22	270,069
832,000	AbbVie, Inc.		2.3000	11/21/22	846,664

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 73.9% (Continued)
	BIOTECH & PHARMA — 5.3% (Continued)
112,000	Amgen, Inc.		2.7000	05/01/22	$ 112,840
565,000	AstraZeneca plc		0.3000	05/26/23	563,400
651,000	Upjohn Inc (b)		1.1250	06/22/22	653,361
284,000	Zoetis, Inc.		3.2500	02/01/23	291,615
					2,959,790
	CONSUMER SERVICES — 1.0%
355,000	Loyola University of Chicago		3.1990	07/01/22	361,473
196,000	Princeton Theological Seminary		4.1050	07/01/23	207,279
					568,752
	E-COMMERCE DISCRETIONARY — 0.9%
494,000	Amazon.com, Inc.		0.2500	05/12/23	493,318

	ELECTRIC UTILITIES — 4.7%
100,000	Dominion Energy, Inc.		2.7500	01/15/22	100,286
695,000	Dominion Energy, Inc.		2.7500	09/15/22	704,762
35,000	Dominion Energy, Inc.(b)		2.4500	01/15/23	35,786
11,000	Duke Energy Corporation		2.4000	08/15/22	11,155
874,000	Duke Energy Florida, LLC(a)	US0003M + 0.250%	0.3720	11/26/21	874,177
265,000	Duke Energy Progress, LLC(a)	US0003M + 0.180%	0.3040	02/18/22	264,927
202,000	Florida Power & Light Company(a)	SOFRRATE + 0.250%	0.2990	05/10/23	202,016
322,000	Southern Company (The)		0.6000	02/26/24	319,359
35,000	Virginia Electric and Power Company		2.9500	01/15/22	35,044
67,000	Virginia Electric and Power Company		3.4500	09/01/22	68,175
					2,615,687
	ENGINEERING & CONSTRUCTION — 0.2%
91,000	Nature Conservancy (The)		0.3670	07/01/22	90,856

	FOOD — 4.4%
583,000	Campbell Soup Company		2.5000	08/02/22	591,935
266,000	Campbell Soup Company		3.6500	03/15/23	276,255
209,000	Conagra Brands, Inc.		3.2500	09/15/22	213,952
859,000	Conagra Brands, Inc.		3.2000	01/25/23	880,581
501,000	General Mills, Inc.		2.6000	10/12/22	510,115
					2,472,838

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 73.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 8.0%
509,000	Aetna, Inc.		2.7500	11/15/22	$ 517,877
622,000	ANTHEM INC		3.3000	01/15/23	642,524
389,000	Anthem, Inc.		3.1250	05/15/22	394,711
1,013,000	Cigna Corporation		3.0500	11/30/22	1,038,814
138,000	CommonSpirit Health		2.9500	11/01/22	141,176
542,000	CVS Health Corporation		3.5000	07/20/22	550,755
87,000	CVS Health Corporation		2.7500	12/01/22	88,598
379,000	Dignity Health		3.1250	11/01/22	388,746
160,000	Humana, Inc.		3.1500	12/01/22	163,479
462,000	Humana, Inc.		2.9000	12/15/22	473,195
87,000	Humana, Inc.		0.6500	08/03/23	86,952
					4,486,827
	HOME & OFFICE PRODUCTS — 1.9%
1,044,000	Whirlpool Corporation		3.7000	03/01/23	1,085,818

	HOUSEHOLD PRODUCTS — 2.5%
720,000	Church & Dwight Company, Inc.		2.8750	10/01/22	736,428
299,000	Clorox Company (The)		3.8000	11/15/21	299,392
352,000	Clorox Company (The)		3.0500	09/15/22	357,786
					1,393,606
	INSTITUTIONAL FINANCIAL SERVICES — 4.0%
174,000	Bank of New York Mellon Corporation (The)		1.8500	01/27/23	176,926
1,219,000	Goldman Sachs Group, Inc. (The) Series D	100 + 202201.270%	0.4810	01/27/23	1,216,142
814,000	Morgan Stanley		2.7500	05/19/22	824,700
					2,217,768
	INSURANCE — 2.7%
976,000	Marsh & McLennan Companies, Inc.		2.7500	01/30/22	979,743
500,000	Principal Financial Group, Inc.		3.3000	09/15/22	512,448
					1,492,191
	LEISURE FACILITIES & SERVICES — 1.8%
415,000	Starbucks Corporation		1.3000	05/07/22	417,003

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 73.9% (Continued)
	LEISURE FACILITIES & SERVICES — 1.8% (Continued)
561,000	Starbucks Corporation		3.1000	03/01/23	$ 578,616
					995,619
	MACHINERY — 1.4%
778,000	Parker-Hannifin Corporation		3.5000	09/15/22	798,350

	RETAIL - DISCRETIONARY — 2.5%
150,000	Home Depot, Inc. (The)(a)	US0003M + 0.310%	0.4300	03/01/22	150,141
1,254,000	Lowe's Companies, Inc.		3.8000	11/15/21	1,255,596
					1,405,737
	SOFTWARE — 0.1%
78,000	Oracle Corporation		2.5000	05/15/22	78,631

	SPECIALTY FINANCE — 3.3%
443,000	American Express Credit Corporation(a)	US0003M + 0.700%	0.8190	03/03/22	443,774
61,000	Capital One Financial Corporation(a)	US0003M + 0.950%	1.0660	03/09/22	61,139
1,328,000	Synchrony Financial		2.8500	07/25/22	1,348,499
					1,853,412
	TECHNOLOGY HARDWARE — 0.6%
305,000	Apple, Inc.(a)	US0003M + 0.500%	0.6250	02/09/22	305,255

	TELECOMMUNICATIONS — 0.6%
28,000	AT&T, Inc.		2.6250	12/01/22	28,478
132,000	Verizon Communications, Inc.(a)	US0003M + 1.000%	1.1180	03/16/22	132,471
153,000	Verizon New Jersey, Inc.		8.0000	06/01/22	159,478
					320,427
	TRANSPORTATION & LOGISTICS — 7.9%
1,020,000	JB Hunt Transport Services, Inc.		3.3000	08/15/22	1,036,839
1,007,000	Norfolk Southern Corporation		3.0000	04/01/22	1,011,374
829,000	Penske Truck Leasing Company Lp / PTL Finance(b)		3.3750	02/01/22	830,999
413,000	Penske Truck Leasing Company Lp / PTL Finance(b)		4.8750	07/11/22	425,257
871,000	Ryder System, Inc.		2.8750	06/01/22	881,055
175,000	Ryder System, Inc.		2.5000	09/01/22	177,757
20,000	Ryder System, Inc.		3.4000	03/01/23	20,702
					4,383,983
	TOTAL CORPORATE BONDS (Cost $41,368,257)				41,341,774

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 19.3%
	AIRPORTS — 0.5%
275,000	City of Houston TX Airport System Revenue	1.0540	07/01/23	$ 277,115

	APPROPRIATION — 0.4%
225,000	Michigan State Building Authority	0.3910	04/15/22	225,172

	BOND BANK — 1.3%
715,000	Indianapolis Local Public Improvement Bond Bank	5.0000	06/01/22	734,498

	CITY — 0.2%
60,000	City of Waterbury CT	4.1910	12/01/22	62,539
50,000	Town of Stratford CT	5.0000	07/01/22	51,537
				114,076
	COMBINED UTILITIES — 1.5%
480,000	City of Springfield MO Public Utility Revenue	0.4500	11/01/22	480,268
370,000	Long Island Power Authority	0.3590	03/01/23	368,547
				848,815
	COUNTY — 2.0%
75,000	County of Passaic NJ	2.0000	11/01/21	75,000
635,000	County of Westchester NY	2.5000	07/01/22	644,475
400,000	County of Westchester NY	2.5000	07/01/23	412,639
				1,132,114
	ECON & INDUST DEVELOPMENT — 0.4%
205,000	New York State Energy Research & Development	1.6240	10/01/22	205,305

	ELECTRICITY AND PUBLIC POWER — 1.4%
415,000	Municipal Electric Authority of Georgia	4.4300	01/01/22	417,807
150,000	Municipal Electric Authority of Georgia	0.6130	01/01/23	149,828

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 19.3% (Continued)
	ELECTRICITY AND PUBLIC POWER — 1.4% (Continued)
290,000	South Carolina Public Service Authority	2.9060	12/01/22	$ 297,711
				865,346
	GOVERNMENT LEASE — 1.6%
625,000	City of Tempe AZ	0.3680	07/01/23	623,442
155,000	County of Pima AZ	0.3760	12/01/21	155,015
100,000	County of Pima AZ	0.4760	12/01/22	100,096
				878,553
	HIGHER EDUCATION — 0.9%
90,000	North Carolina Capital Facilities Finance Agency	0.8800	10/01/22	89,989
350,000	Pennsylvania Economic Development Financing	0.2930	06/15/22	349,953
45,000	Pennsylvania Higher Educational Facilities	5.0000	05/01/22	46,073
				486,015
	HOSPITALS — 0.8%
235,000	University of Wisconsin Hospitals & Clinics	0.4900	04/01/22	234,999
235,000	University of Wisconsin Hospitals & Clinics	0.5900	04/01/23	234,914
				469,913
	MISCELLANEOUS TAX — 0.1%
40,000	City of Rio Rancho NM	0.3900	06/01/22	40,002

	NURSING & ASSISTED LIVING — 1.8%
1,000,000	Connecticut Housing Finance Authority	0.4500	06/15/22	1,000,776

	SALES TAX — 2.5%
1,000,000	State of Illinois Sales Tax Revenue	2.9310	06/15/22	1,014,797
420,000	State of Illinois Sales Tax Revenue	0.6130	06/15/23	418,044
				1,432,841
	SCHOOL DISTRICT — 0.3%
30,000	Amarillo Independent School District	0.2670	02/01/22	30,013
50,000	City of West Haven CT	3.0000	03/15/22	50,497
85,000	Clint Independent School District(c)	0.0000	02/15/22	84,911
				165,421

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 19.3% (Continued)
	SINGLE-FAMILY HOUSING — 1.1%
175,000	Michigan State Housing Development Authority		0.43600	06/01/23	$ 174,555
432,000	New Jersey Economic Development Authority(c)		0.0000	02/15/22	431,409
					605,964
	TOLL ROADS, BRIDGES & TUNNELS — 0.4%
195,000	Rhode Island Turnpike & Bridge Authority		2.1600	12/01/22	198,747

	WATER AND SEWER — 2.1%
255,000	County of King WA Sewer Revenue		0.3700	01/01/22	255,079
120,000	Missouri State Environmental Improvement & Energy		0.3110	01/01/22	120,026
100,000	Missouri State Environmental Improvement & Energy		0.3810	07/01/22	100,088
100,000	Missouri State Environmental Improvement & Energy		0.4530	01/01/23	500,295
170,000	Soquel Creek Water District		0.3030	03/01/22	170,070
					1,145,558
	TOTAL MUNICIPAL BONDS (Cost $10,830,492)				10,826,231

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 7.8%
	U.S. TREASURY BILLS — 6.0%
1,515,000	United States Treasury Floating Rate Note(a)	USBMMY3M + 0.055%	0.1100	07/31/22	1,515,549
1,830,000	United States Treasury Note		0.1250	01/31/23	1,827,248
					3,342,797
	U.S. TREASURY NOTES — 1.8%
1,000,000	United States Treasury Note		0.1250	02/28/23	997,949

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,344,008)				4,340,746

	TOTAL INVESTMENTS - 101.0% (Cost $56,542,757)				$ 56,508,751
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%				(550,670)
	NET ASSETS - 100.0%				$ 55,958,081

LLC	- Limited Liability Company
PLC	- Public Limited Company

SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0003M	ICE LIBOR USD 3 Month
USBMMY3M	US Treasury 3 Month Bill Money Market Yield

(a)	Floating Rate Bond – Rate represented as of October 31, 2021.
(b)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At October 31, 2021 144A securities amounted to $1,927,403 or 3.4% of net assets.

(c) Zero Coupon Bonds.